Operating Leases - Minimum Contractual Future Revenues (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Minimum contractual future revenues
2024	$ 249,206
2025	205,864
2026	173,226
2027	71,040
Total	$ 699,336